Other non-current Assets - Schedule of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Miscellaneous Noncurrent Assets [Abstract]
Deductible value-added tax	¥ 5,110		¥ 1,109
Prepayments for purchase of non-current assets	26		408
Others	193		237
Other non-current assets	¥ 5,329	$ 737	¥ 1,754